Cover	Sep. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-40251
Entity Registrant Name	Newbury Street Acquisition Corporation
Entity Central Index Key	0001831978
Entity Tax Identification Number	85-3985188
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	121 High Street
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	617
Local Phone Number	893-3057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false